WARRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
Stock Warrants
Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.20	17,855,500	4.69	17,855,500
0.40	10,250,000	4.84	10,250,000
0.50	936,670	2.25	936,670
0.60	50,000	2.25	50,000
0.83	100,000	3.10	100,000
0.90	5,070,002	1.63	5,070,002
1.00	372,000	0.25	372,000
1.06	146,200	0.98	146,200
3.00	407,475	0.86	407,475
	35,187,847		35,187,847

Strock warrant activity

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	9,018,609	$0.42	2.26	$6,857,509
Grants	13,164,340	0.72	2.51
Exercised	(6,734,893)	0.25
Forfeited/Cancelled	-
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936
Grants	28,105,500	0.27	4.2	-
Exercised	(7,728,209)	0.68
Forfeited/Cancelled	(637,520)	0.62
Outstanding at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959

Vested and expected to vest at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959
Exercisable at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959